Consolidated statement of cash flows - GBP (£)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Cash generated from operations		£ 128,857,000	£ 121,704,000	£ 137,778,000
Interest paid		(31,952,000)	(20,642,000)	(20,542,000)
Interest received		496,000	145,000	3,000
Tax paid		(1,632,000)	(4,836,000)	(4,156,000)
Net cash inflow from operating activities		95,769,000	96,371,000	113,083,000
Cash flows from investing activities
Payments for property, plant and equipment		(15,611,000)	(8,323,000)	(6,241,000)
Payments for intangible assets	[1]	(156,165,000)	(115,415,000)	(138,189,000)
Proceeds from sale of intangible assets	[1]	31,616,000	30,307,000	45,996,000
Payments for derivative financial assets				(939,000)
Net cash outflow from investing activities		(140,160,000)	(93,431,000)	(99,373,000)
Cash flows from financing activities
Proceeds from borrowings		100,000,000	40,000,000	60,000,000
Repayment of borrowings		(100,000,000)
Principal elements of lease payments		(1,952,000)	(1,407,000)	(1,641,000)
Dividends paid			(33,553,000)	(10,718,000)
Net cash (outflow)/inflow from financing activities		(1,952,000)	5,040,000	47,641,000
Effect of exchange rate changes on cash and cash equivalents		1,139,000	2,585,000	(2,232,000)
Net (decrease)/increase in cash and cash equivalents		(45,204,000)	10,565,000	59,119,000
Cash and cash equivalents at beginning of year		121,223,000	110,658,000	51,539,000
Cash and cash equivalents at end of year		£ 76,019,000	£ 121,223,000	£ 110,658,000

[1]	Payments and proceeds for intangible assets primarily relate to player and key football management staff registrations. When acquiring or selling players’ and key football management staff registrations it is normal industry practice for payment terms to spread over more than one year. Details of registrations additions and disposals are provided in Note 16. Trade payables in relation to the acquisition of registrations at the reporting date are provided in Note 24. Trade receivables in relation to the disposal of registrations at the reporting date are provided in Note 19.